Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Hierarchy For Assets and Liabilities Measured on Recurring Basis

The following table presents the fair value hierarchy for the Group’s assets and liabilities that are measured and recorded at fair value on a recurring basis as of December 31, 2021 and 2022:

December 31, 2021	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balances at Fair Value
	(RMB in thousands)
Assets
Restricted term deposit	—	1,745,898	—	1,745,898
Loans at fair value	—	—	252,970	252,970
Total assets	—	1,745,898	252,970	1,998,868
Liabilities
Guarantee derivative liabilities	—	—	1,473,853	1,473,853
Total liabilities	—	—	1,473,853	1,473,853

December 31, 2022	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balances at Fair Value
	(RMB in thousands)
Assets
Restricted term deposit	—	1,061,858	—	1,061,858
Short-term investments		270,000		270,000
Loans at fair value	—	—	352,672	352,672
Total assets	—	1,331,858	352,672	1,684,530
Liabilities
Guarantee derivative liabilities	—	—	861,304	861,304
Total liabilities	—	—	861,304	861,304

Summary of Quantitative Information About The Significant Unobservable Inputs	The following table presents quantitative information about the significant unobservable inputs used for the Group’s Level 3 fair value measurement as of December 31, 2021 and 2022:

		Range of Inputs
		December 31, 2021			December 31, 2022
Financial Instrument	Unobservable Input	Minimum	Maximum	Weighted- Average	Minimum	Maximum	Weighted- Average
Guarantee derivatives	Cumulative loss rates(i)	5.6%	12.2%	7.8%	1.3%	12.1%	7.8%
	Margins on cost of guarantee services	10.0%	10.0%	10.0%	10.0%	10.0%	10.0%
Loans at fair value	Expected future recovery rates(ii)	4.3%	4.3%	4.3%	4.8%	4.8%	4.8%

(i)
Expressed as a percentage of the original principal balance of the loans.
(ii)
Expressed as a percentage of the principal balance of the loans acquired/purchased.

Summary of Activities Related to Fair Value of the Guarantee Derivatives

The following table summarizes the activities related to fair value of the guarantee derivatives:

	For the Year Ended December 31,
	2020	2021	2022
	(RMB in thousands)
Fair value of guarantee derivative liabilities/(assets) at beginning of the year (Level 3)	(280,998)	252,613	1,473,853
Cash collection	1,107,646	3,107,316	4,436,911
Net cash payout	(1,281,477)	(2,344,922)	(4,435,587)
Change in fair value(i)	707,442	458,846	(613,873)
Fair value of guarantee derivative liabilities at end of the year (Level 3)	252,613	1,473,853	861,304

(i)
Recognized as “Change in fair value of financial guarantee derivatives, net” on the Consolidated Statements of Operations.

Summary of Activities Related to Fair Value of the Loans Acquired or Purchased

The following table summarizes the activities related to fair value of the loans acquired or purchased:

	For the Year Ended December 31,
	2021	2022
	(RMB in thousands, except for percentages)
Fair value of loans acquired/purchased at beginning of the year (Level 3)	381,393	252,970
Fair value at inception of loans acquired/purchased	3,851,997	4,296,611
Cash collection	(4,051,776)	(4,305,417)
Change in fair value(i)	111,762	108,508
Disposal	(40,406)	—
Fair value of loans acquired/purchased at end of the year (Level 3)	252,970	352,672

(i)
Recognized as “Change in fair value of loans at fair value” on the Consolidated Statements of Operations.

Schedule of Effect Adverse Change in Derivative Assets and Liabilities	The following table summarizes the effect adverse changes in estimate would have on the fair value of the guarantee derivative assets and liabilities as of December 31, 2021 and 2022, respectively, given hypothetical changes in the cumulative loss rates:

	As of December 31,
	2021	2022
	(RMB in thousands, except for percentages)
Weighted average cumulative loss rates(i)	7.8%	7.8%
Increase/(decrease) in fair value of guarantee derivative liabilities if the cumulative loss rates:
Increase by 10% (ii)	362,221	443,526
Decrease by 10% (ii)	(362,221)	(443,526)

(i)
Expressed as a percentage of the original principal balance of the loans.
(ii)
Expressed as a percentage of the original cumulative loss rates.

Summary of Effect Adverse Changes in Estimated Fair Value of the Loans	The following table summarizes the effect adverse changes in estimate would have on the fair value of the loans at fair value as of December 31, 2021 and 2022, given hypothetical changes in the expected future recovery rates:

	For the Year Ended December 31,
	2021	2022
	(RMB in thousands, except for percentages)
Weighted average expected future recovery rates(i)	4.3%	4.8%
Increase/(decrease) in fair value of loans at fair value if the expected future recovery rates:
Increase by 10% (ii)	25,297	35,267
Decrease by 10% (ii)	(25,297)	(35,267)

(i)
Expressed as a percentage of the principal balance of the loans acquired/purchased.
(ii)
Expressed as a percentage of the original expected future recovery rates.